Contributed surplus - Stock Options - Additional Narratives (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation	$ 51,923	$ 14,740	$ 111,110	$ 591,470
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average contractual life in years			7 years 8 months 15 days		7 years 10 months 20 days
Options exercisable (in shares)	1,277,749		1,277,749		1,087,164
Share-based compensation	$ 51,923	$ 14,740	$ 111,110	$ 591,470
Total compensation cost not yet recognized	$ 86,166		$ 86,166		$ 183,312
Compensation cost not recognized - period of recognition (in years)			1 year 1 month 6 days		1 year 10 days